Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,156	$—	$—
PIPE Warrant liability	—	—	109
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,339
Total Warrant Liabilities	$1,156	$—	$2,448
Sponsor Earnout Liability	$—	$—	$504

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353

Schedule of Changes in the Fair Value of Level 3 Liabilities	Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss (1)	(15,476)	(360)	(18,635)	(4,911)	(5,130)	489
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,011)
At June 30, 2022	$15,377	$952	$—	$3,111	$—	$—

At January 1, 2023	$6,191	$311	$—	$1,353	$—	$—
Remeasurement (gain)/loss (1)	(3,852)	(202)	—	(849)	—	—
At June 30, 2023	$2,339	$109	$—	$504	$—	$—
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2023 and 2022, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).